Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets
Goodwill
	Dec. 31,	2012	2012	Dec. 31,	2013	2013	Dec. 31,
	2011	acquisition	translation	2012	acquisition	translation	2013
(Millions)	Balance	activity	and other	Balance	activity	and other	Balance
Industrial	$1,972	$204	$(2)	$2,174	$10	$(18)	$2,166
Safety and Graphics	1,713	41	(3)	1,751	―	(11)	1,740
Electronics and Energy	1,608	―	14	1,622	―	(10)	1,612
Health Care	1,508	88	2	1,598	―	(2)	1,596
Consumer	246	6	(12)	240	―	(9)	231
Total Company	$7,047	$339	$(1)	$7,385	$10	$(50)	$7,345

Acquired Intangible Assets

(Millions)	2013	2012
Patents	$602	$596
Other amortizable intangible assets (primarily tradenames and customer related
intangibles)	2,445	2,456
Total gross carrying amount	$3,047	$3,052

Accumulated amortization — patents	(458)	(421)
Accumulated amortization — other	(1,030)	(833)
Total accumulated amortization	$(1,488)	$(1,254)

Total finite-lived intangible assets — net	$1,559	$1,798

Non-amortizable intangible assets (primarily tradenames)	129	127
Total intangible assets — net	$1,688	$1,925

Schedule of amortization expense for acquired intangible assets
Amortization expense for the years ended December 31 follows:

(Millions)	2013	2012	2011
Amortization expense	$236	$233	$235

Schedule of expected amortization expense for acquired amortizable intangible assets
Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2013 follows:

						After
(Millions)	2014	2015	2016	2017	2018	2018
Amortization expense	$214	$200	$186	$171	$154	$634